OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS	NOTE 4 - OTHER CURRENT ASSETS
	As of December 31,
	2021	2020
Governmental institutions	$31	$62
Prepaid expenses	373	539
	$404	$601